Non-financial assets and liabilities (Details 1)	6 Months Ended
Dec. 31, 2019 USD ($)
Statement Line Items [Line Items]
Opening net book amount	$ 133,117
Additions	864
Depreciation charge	(41,463)
Closing net book amount	92,518
Plant and equipment [Member]
Statement Line Items [Line Items]
Opening net book amount	17,120
Additions
Depreciation charge	(2,729)
Closing net book amount	14,391
Fixtures and fittings [Member]
Statement Line Items [Line Items]
Opening net book amount	20
Additions	864
Depreciation charge	(110)
Closing net book amount	774
Leased plant and equipment [Member]
Statement Line Items [Line Items]
Opening net book amount	115,977
Additions
Depreciation charge	(38,624)
Closing net book amount	$ 77,353